      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 2000
--------------------------------------------------------------------------------


                                                              FILE NO. 033-91914
                                                                        811-7632
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 10 /X/

                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                              AMENDMENT NO. 16 /X/

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                              (Name of Depositor)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SAUNDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

      RICHARD T. CHOI, ESQUIRE                        TERRY R. YOUNG, ESQUIRE
   FREEDMAN, LEVY, KROLL & SIMONDS                           ALFS, INC.
   1050 CONNECTICUT AVENUE, N.W.                         3100 SAUNDERS ROAD
             SUITE 825                                  NORTHBROOK, IL 60062
    WASHINGTON, D.C. 20036-5366

            Approximate date of proposed public offering: Continuous

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 4, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Company Variable Account under deferred variable annuity contracts.

THE STI CLASSIC VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
3100 SANDERS ROAD, NORTHBROOK, IL 60062
TELEPHONE NUMBER: 1-800-755-5275                  PROSPECTUS DATED MAY 4, 2000

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the STI Classic Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 35 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

- AIM VARIABLE INSURANCE FUNDS
- FEDERATED INSURANCE SERIES
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND
- FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
- MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
- OPPENHEIMER VARIABLE ACCOUNT FUNDS
- STI CLASSIC VARIABLE TRUST

WE (Glenbrook) have filed a Statement of Additional Information, dated May 4, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

GLG679

                            1     - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                        PAGE

   Death Benefits                                                        27
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Glenbrook                                                          29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     30
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    31
----------------------------------------------------------------------------
      Legal Matters                                                      31
----------------------------------------------------------------------------
      Year 2000                                                          31
----------------------------------------------------------------------------
      Taxes                                                              31
----------------------------------------------------------------------------
   Annual Reports and Other Documents                                    34
----------------------------------------------------------------------------
   Performance Information                                               35
----------------------------------------------------------------------------
   Experts                                                               36
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT                                   B-1
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   C-1
----------------------------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                     6
----------------------------------------------------------------------------
   Accumulation Unit                                                     12
----------------------------------------------------------------------------
   Accumulation Unit Value                                               12
----------------------------------------------------------------------------
   Anniversary Values                                                    28
----------------------------------------------------------------------------
   Annuitant                                                             13
----------------------------------------------------------------------------
   Automatic Additions Program                                           14
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                               21
----------------------------------------------------------------------------
   Beneficiary                                                           13
----------------------------------------------------------------------------
   Cancellation Period                                                    4
----------------------------------------------------------------------------
   Contract                                                               1
----------------------------------------------------------------------------
   Contract Anniversary                                                   5
----------------------------------------------------------------------------
   Contract Owner ("You")                                                13
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Contract Year                                                          4
----------------------------------------------------------------------------
   Death Benefit Anniversary                                             27
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                         21
----------------------------------------------------------------------------
   Due Proof of Death                                                    27
----------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                          28
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

   Fixed Account Options                                                 18
----------------------------------------------------------------------------
   Free Withdrawal Amount                                                23
----------------------------------------------------------------------------
   Glenbrook ("We")                                                      29
----------------------------------------------------------------------------
   Guarantee Periods                                                     18
----------------------------------------------------------------------------
   Income Plan                                                           25
----------------------------------------------------------------------------
   Investment Alternatives                                                1
----------------------------------------------------------------------------
   Issue Date                                                             6
----------------------------------------------------------------------------
   Market Value Adjustment                                               20
----------------------------------------------------------------------------
   Payout Phase                                                           6
----------------------------------------------------------------------------
   Payout Start Date                                                     25
----------------------------------------------------------------------------
   Portfolios                                                            30
----------------------------------------------------------------------------
   SEC                                                                    1
----------------------------------------------------------------------------
   Settlement Value                                                      28
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                         25
----------------------------------------------------------------------------
   Valuation Date                                                        14
----------------------------------------------------------------------------
   Variable Account                                                      29
----------------------------------------------------------------------------
   Variable Sub-Account                                                  29
----------------------------------------------------------------------------

                            3     - PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $3,000 ($2,000 for "QUALIFIED CONTRACTS," which are Contracts issued within
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $50.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.35% of
                                               average daily net assets (1.45% if you select the
                                               ENHANCED DEATH BENEFIT RIDER)
                                            -  Annual contract maintenance charge of $30 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 7% of payment
                                               withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 35 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  32 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:

                                            -  A I M Advisors, Inc.

                                            -  Federated Investment Management Company

                                            -  Fidelity Management & Research Company

                                            -  Franklin Advisers, Inc.

                                            -  Massachusetts Financial Services

                                            -  OppenheimerFunds, Inc.

                                            -  SunTrust Bank

                                            -  Templeton Global Advisors Limited

                                            -  Trusco Capital Management, Inc.

                                            To find out current rates being paid on the Fixed Account
                                            Options or how the Variable Sub-Accounts have performed,
                                            call us at 1-800-755-5275.

                            4     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a "joint and survivor" life income with guaranteed
                                               payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE we will pay the
                                            death benefit described in the Contract. We offer an
                                            Enhanced Death Benefit Rider to owners of Contracts issued on or after May 1, 1997.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. No minimum applies to the amount you transfer.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date.

                                            In general, you must withdraw at least $50 at a time. A 10%
                                            federal tax penalty may apply if you withdraw before you are
                                            59 1/2 years old. A withdrawal charge and MARKET VALUE
                                            ADJUSTMENT also may apply.

                            5     - PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the 3 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE          PAYOUT         PAYOUT
          DATE                                       START          PHASE
                                                      DATE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.

                            6     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received Payment Being Withdrawn:    0   1   2   3   4   5   6   7+
-----------------------------------------------------------------------------------------------------

Applicable Charge:                                                     7%  6%  5%  4%  3%  2%  1%  0%

-----------------------------------------------------------------------------------------------------

Annual Contract Maintenance Charge                                                $30.00**

-----------------------------------------------------------------------------------------------------

Transfer Fee                                                                     $10.00***

-----------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 10% of the Contract Value on the date of the first withdrawal that Year WITHOUT incurring a withdrawal charge. However, any applicable Market Value Adjustment determined as of the date of withdrawal will apply.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                              1.25%*
----------------------------------------------------------------------
Administrative Expense Charge                                  0.10%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                         1.35%
----------------------------------------------------------------------

*If you select the Enhanced Death Benefit Rider (available to purchasers after May 1, 1997), the Mortality and Expense Risk Charge will be equal to 1.35% of your Contract's average daily net assets in the Variable Account.

                            7     - PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                  Rule                           Total Portfolio
                                                               Management         12b-1          Other               Annual
Portfolio                                                         Fees            Fees          Expenses            Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                                       0.65%            N/A            0.56%                 1.21%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               0.62%            N/A            0.11%                 0.73%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                             0.63%            N/A            0.10%                 0.73%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                  0.61%            N/A            0.16%                 0.77%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                                     0.35%            N/A            0.79%                 1.14%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                              0.61%            N/A            0.15%                 0.76%
--------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (2)                                0.50%            N/A            0.23%                 0.73%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-
  Portfolio (3,4)                                                0.58%            N/A            0.09%                 0.67%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3,4)                       0.48%            N/A            0.09%                 0.57%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (3,4)                              0.58%            N/A            0.08%                 0.66%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (3)                           0.58%            N/A            0.11%                 0.69%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (3,5)                           0.24%            N/A            0.10%                 0.34%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3,4)                            0.73%            N/A            0.18%                 0.91%
--------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (6)                                   0.75%            N/A            0.09%                 0.84%
--------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (6)                                0.75%            N/A            0.13%                 0.88%
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (6)                                          0.75%            N/A            0.11%                 0.86%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                            0.66%            N/A            0.01%                 0.67%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                         0.68%            N/A            0.02%                 0.70%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                            0.67%            N/A            0.02%                 0.69%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                  0.73%            N/A            0.05%                 0.78%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA                          0.72%            N/A            0.01%                 0.73%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               0.74%            N/A            0.04%                 0.78%
--------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund (2)                                0.94%            N/A            0.21%                 1.15%
--------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund (7)                                   0.90%            N/A            0.30%                 1.20%
--------------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund (2)                                0.86%            N/A            0.74%                 1.60%
--------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund (2)                               0.30%            N/A            0.45%                 0.75%
--------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (2)                                      0.80%            N/A            0.35%                 1.15%
--------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund (7)                                1.00%            N/A            0.30%                 1.30%
--------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (2)                              0.52%            N/A            0.68%                 1.20%
--------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund (2)                                  0.79%            N/A            0.16%                 0.95%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund -- Class 2
  (8,10,11)                                                      0.60%            0.25%          0.05%                 0.90%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (9,10,11)            0.83%            0.25%          0.05%                 1.13%
--------------------------------------------------------------------------------------------------------------------------------

                            8     - PROSPECTUS

(1) The figures shown in the table are for the year ended December 31, 1999.

(2) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                                                                                  Rule                           Total Portfolio
                                                               Management         12b-1          Other               Annual
Portfolio                                                         Fees            Fees          Expenses            Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                           0.75%            N/A            0.56%                 1.31%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                                         0.63%            N/A            0.79%                 1.42%
--------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                    0.50%            N/A            0.48%                 0.98%
--------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund                                    1.15%            N/A            0.21%                 1.36%
--------------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund                                    1.25%            N/A            0.74%                 1.99%
--------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund                                   0.74%            N/A            0.45%                 1.19%
--------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund                                          1.15%            N/A            0.35%                 1.50%
--------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund                                  1.15%            N/A            0.68%                 1.83%
--------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund                                      0.80%            N/A            0.16%                 0.96%
--------------------------------------------------------------------------------------------------------------------------------

The Portfolios' Advisors may discontinue all or part of these voluntary reductions and reimbursements at any time.

(3) Initial Class. "Total Annual Portfolio Expenses" reflect offset and other arrangements that reduce expenses.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or Fidelity Management & Research Company ("FMR") on behalf of certain funds, custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, the "Total Portfolio Annual Expenses" presented in the table would have been 0.65% for Contrafund-Registered Trademark- Portfolio, 0.56% for Equity-Income Portfolio, 0.65% for Growth Portfolio, and 0.87% for Overseas Portfolio.

(5) FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. With this reimbursement, the Portfolio's "Management Fee," "Rule 12b-1 Fee," "Other Expenses," and "Total Portfolio Annual Expense" would have been: 0.24%, N/A, 0.04% and 0.28% respectively.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower for certain series and would equal: 0.83% for Emerging Growth Series, 0.87% for Growth with Income Series, and 0.85% for Research Series.

(7) "Other Expenses" are based on estimated amounts for the current year.

(8) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.60%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.04%, and "Total Portfolio Annual Expenses" 0.89%.

(9) On February 8, 2000, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective May 1, 2000. The table shows total expenses based on the fund's assets as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after May 1, 2000 would be estimated as: "Management Fees" 0.80%, "Rule 12b-1 Fees" 0.25%, "Other Expenses" 0.05%, and "Total Portfolio Annual Expenses" 1.10%.

(10) The fund administration fee is paid indirectly through the management fee.

(11) The funds' class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

                            9     - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract at the end of each time period, and

- elected the Enhanced Death Benefit Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $82               $121               $164                $308
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $77               $107               $139                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $77               $107               $139                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $77               $108               $141                $264
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $81               $119               $160                $301
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $77               $108               $141                $263
------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                  $77               $107               $139                $260
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $76               $105               $136                $253
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $75               $102               $131                $243
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $76               $104               $135                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $76               $105               $137                $255
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $73               $ 94               $119                $218
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $79               $112               $148                $278
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $78               $110               $145                $271
------------------------------------------------------------------------------------------------------------------------------
MFS Growth With Income                                         $78               $111               $147                $275
------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $78               $111               $146                $273
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $76               $105               $136                $253
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $77               $106               $138                $257
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $76               $105               $137                $255
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $77               $108               $142                $265
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                                $77               $107               $139                $260
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $77               $108               $142                $265
------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $81               $120               $161                $302
------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $82               $121               $163                $307
------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $86               $133               $183                $346
------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $77               $107               $140                $262
------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $81               $121               $161                $302
------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $83               $124               $168                $317
------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $82               $121               $163                $307
------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $79               $113               $150                $282
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $79               $112               $148                $277
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $81               $119               $160                $300
------------------------------------------------------------------------------------------------------------------------------

                           10     - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract or you began receiving income payments at the end of each period.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $28               $ 86               $146                $308
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $23               $ 71               $121                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $23               $ 71               $121                $260
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $23               $ 72               $123                $264
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $27               $ 84               $142                $301
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $23               $ 72               $123                $263
------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                  $23               $ 71               $121                $260
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered Trademark-                  $22               $ 69               $118                $253
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                     $21               $ 66               $113                $243
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                            $22               $ 69               $118                $252
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                       $23               $ 70               $119                $255
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                         $19               $ 59               $101                $218
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                          $25               $ 77               $131                $278
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                            $24               $ 74               $127                $271
------------------------------------------------------------------------------------------------------------------------------
MFS Growth With Income                                         $25               $ 76               $129                $275
------------------------------------------------------------------------------------------------------------------------------
MFS Research                                                   $24               $ 75               $128                $273
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth                                  $22               $ 69               $118                $253
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                               $23               $ 70               $120                $257
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities                                  $23               $ 70               $119                $255
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income                        $24               $ 72               $124                $265
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                                $23               $ 71               $121                $260
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond                                     $24               $ 72               $124                $265
------------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation                                       $27               $ 84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
STI Growth and Income                                          $28               $ 85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
STI International Equity                                       $32               $ 98               $166                $346
------------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond                                      $23               $ 72               $122                $262
------------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity                                             $27               $ 84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock                                       $29               $ 88               $151                $317
------------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity                                     $28               $ 85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock                                         $25               $ 78               $133                $282
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities -- Class 2                  $25               $ 76               $130                $277
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -- Class 2                         $27               $ 83               $142                $300
------------------------------------------------------------------------------------------------------------------------------

Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return maybe lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death Benefit Rider with a mortality and expense risk charge of 1.35% rather than 1.25%. If that Rider were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on the current average Contract size of $57,476.

                           11     - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. No Accumulation Unit Values are shown for the following Variable Sub-Accounts which commenced operations as of the date of this prospectus: AIM V.I. Balanced, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, Fidelity VIP Contrafund-Registered Trademark-, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, MFS Emerging Growth, MFS Growth With Income, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2). To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                           12     - PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The STI Classic Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 33.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The Annuitant must be a natural person. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. You may designate a joint Annuitant, prior to the Payout Start Date, who is a second person on whose life income payments depend.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

    (i) the youngest Contract owner; otherwise,

    (ii) the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                           13     - PROSPECTUS

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the earlier of the Payout Start Date or your 86th birthday. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Please call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to credit your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent applicable law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                           14     - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider described on page 28.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           15     - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.

---------------------------------------------------------------------------------------------------
PORTFOLIO:                              EACH PORTFOLIO SEEKS:                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
---------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                  As high a total return as possible,
                                        consistent with preservation of
                                        capital
------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      Growth of capital
------------------------------------------------------------------------------
AIM V.I. Growth Fund                    Growth of capital                              A I M
                                                                                  Advisors, Inc.
------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund         Growth of capital with a secondary
                                        objective of current income
------------------------------------------------------------------------------
AIM V.I. High Yield Fund                A high level of current income
------------------------------------------------------------------------------
AIM V.I. Value Fund                     Long-term growth of capital and income
                                        as a secondary objective
---------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------
Federated Prime Money Fund II           Current income consistent with the           Federated
                                        stability of principal and liquidity        Investment
                                                                                Management Company
---------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund-Registered      Long-term capital appreciation
Trademark- Portfolio
------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    Reasonable income
------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio           Capital appreciation                    Fidelity Management
                                                                                & Research Company
------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio      High level of current income while
                                        also considering growth of capital
------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio        Investment results that correspond to
                                        the total return of common stocks
                                        publicly traded in the United States,
                                        as represented by the S&P 500
------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio         Long-term growth of capital
---------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
---------------------------------------------------------------------------------------------------
Templeton Global Income Securities      High current income. Capital                 Franklin
Fund (surviving fund of merger with     appreciation is a secondary               Advisers, Inc.
Templeton Bond Fund)                    consideration.
---------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund        Long-term capital growth                 Templeton Global
(surviving fund of merger with                                                   Advisors Limited
Templeton Stock Fund)
---------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
---------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              Long-term growth of capital
------------------------------------------------------------------------------
MFS Growth with Income Series           Reasonable current income and              Massachusetts
                                        long-term growth of capital and income  Financial Services
------------------------------------------------------------------------------
MFS Research Series                     Long-term growth of capital and future
                                        income
---------------------------------------------------------------------------------------------------

                           16     - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO:                                       EACH PORTFOLIO SEEKS:                            INVESTMENT ADVISOR:
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA            Capital appreciation
------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation
------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation                   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  High total return, which includes growth in the value of its shares as well as current income,
                                                 from equity and debt securities
------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA          A high total investment return which includes
                                                 current income and capital appreciation in the
                                                 value of its shares.
------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA               High level of current income
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------
STI Capital Appreciation Fund                    Captial appreciation                                  SunTrust Bank
--------------------------------------------------------------------------------------------------------------------------
STI Growth and Income Fund                       Long-term capital appreciation with the               Trusco Capital
                                                 secondary goal of current income                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
STI International Equity Fund                    Long-term capital appreciation                        SunTrust Bank
--------------------------------------------------------------------------------------------------------------------------
STI Investment Grade Bond Fund                   High total return through current income and          SunTrust Bank
                                                 capital appreciation, while preserving the
                                                 principal amount invested
--------------------------------------------------------------------------------------------------------------------------
STI Mid-Cap Equity Fund                          Capital appreciation                                  SunTrust Bank
--------------------------------------------------------------------------------------------------------------------------
STI Quality Growth Stock Fund                    Long-term capital appreciation with nominal           Trusco Capital
                                                 dividend income                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------
STI Small Cap Value Equity Fund                  Capital appreciation with the secondary goal of       SunTrust Bank
                                                 current income
--------------------------------------------------------------------------------------------------------------------------
STI Value Income Stock Fund                      Current income with the secondary goal of             SunTrust Bank
                                                 capital appreciation
--------------------------------------------------------------------------------------------------------------------------

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

VARIABLE INSURANCE TRUST PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

                           17     - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including a STANDARD FIXED ACCOUNT OPTION, a DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, and the option to invest in one or more GUARANTEE PERIODS (included in the Guaranteed Maturity Amount Fixed Account). The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

STANDARD FIXED ACCOUNT OPTION AND
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

STANDARD FIXED ACCOUNT OPTION. Purchase payments and transfers that you allocate to the Standard Fixed Account Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the effective annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every 12 months for each payment or transfer. Each payment or transfer you allocate to this Option must be at least $50.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Dollar Cost Averaging Program by allocating purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation. Each purchase payment you allocate to the DCA Fixed Account Option must be at least $5,000. We reserve the right to reduce the minimum allocation amount.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option to one or more Variable Sub-Accounts. However, you may not choose monthly installments of less than 3 or more than 12. Further, you must transfer each purchase payment and all its earnings out of this Option to one or more Variable Sub-Accounts by means of dollar cost averaging within the selected program period. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Standard Fixed Account Option.

We bear the investment risk for all amounts allocated to the Standard Fixed Account Option and the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Standard Fixed Account Option and the DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275.

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 3, 5, 7 and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook at 1-800-755-5275. The annual interest rate will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                           18     - PROSPECTUS

The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                 ----------   ----------   ----------   ----------   ----------
Beginning Contract Value..............           $10,000.00
  X (1 + Annual Interest Rate)                        1.045
                                                 ----------
                                                 $10,450.00
Contract Value at end of Contract
 Year.................................                        $10,450.00
  X (1 + Annual Interest Rate)                                     1.045
                                                              ----------
                                                              $10,920.25
Contract Value at end of Contract
 Year.................................                                     $10,920.25
  X (1 + Annual Interest Rate)                                                  1.045
                                                                           ----------
                                                                           $11,411.66
Contract Value at end of Contract
 Year.................................                                                  $11,411.66
  X (1 + Annual Interest Rate)                                                               1.045
                                                                                        ----------
                                                                                        $11,925.19
Contract Value at end of Contract
 Year.................................                                                               $11,925.19
  X (1 + Annual Interest Rate)                                                                            1.045
                                                                                                     ----------
                                                                                                     $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82
($12,461.82-$10,000.00)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you might be required to pay a withdrawal charge. In addition, the amount withdrawn might be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer your money to the Standard Fixed Account Option. Your allocation will be effective on the day the previous Guarantee Period ends; or

    4) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    5) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

                           19     - PROSPECTUS

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies upon payment of a death benefit under Contracts issued before May 1, 1997 and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires).

We apply the Market Value Adjustment to reflect changes in interest rates from the time the amount being withdrawn or transferred was allocated to a Guarantee Period to the time of its withdrawal, transfer, or application to an Income Plan. As such, you bear some investment risk on amounts you allocate to any Guarantee Period.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. If interest rates increase significantly from the time you make a purchase payment, the Market Value Adjustment, withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the effective annual interest rate for the Guarantee Period is lower than the applicable current effective annual interest rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred. Similarly, if the effective annual interest rate for the Guarantee Period is higher than the applicable current effective annual interest rate, then the Market Value Adjustment will result in a higher amount payable to you or transferred.

For example, assume that you purchase a Contract and select an initial Guarantee Period of 5 years that has an effective annual rate of 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current interest rate for a 2 year Guarantee Period is 4.00%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current interest rate for the 2 year Guarantee Period is 5.00%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing or by telephone according to the procedure described below. There is no minimum transfer amount. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on a given day count as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

                           20     - PROSPECTUS

We limit the amount you may transfer from the Standard Fixed Account Option to any other investment alternative in any Contract Year to the greater of:

    1) 25% of the value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

    2) 25% of the sum of all purchase payments and transfers to the Standard Fixed Account Option as of the most recent Contract Anniversary.

If you transfer an amount from the Guaranteed Maturity Fixed Account Option other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

You may not transfer Contract Value into the DCA Fixed Account Option.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from any Variable Sub-Account, the Standard Fixed Account Option or the Dollar Cost Averaging Fixed Account Option, to any other Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to a Fixed Account Option.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money allocated to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among

                           21     - PROSPECTUS
the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the STI Investment Grade Bond Variable Sub-Account and 60% to be in the STI Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the STI Investment Grade Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the STI Investment Grade Bond Variable Sub-Account and use the money to buy more units in the STI Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do NOT count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if:

- total purchase payments equal $25,000 or more as of a Contract Anniversary or upon full withdrawal, or

- all of your money is allocated to the Fixed Account Options on a Contract Anniversary.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider, available to purchasers after May 1, 1997). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional 0.10% for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing the rider.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. We assess this charge each day during the

                           22     - PROSPECTUS

Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will NOT charge a transfer fee on transfers that are part of a dollar cost averaging or automatic portfolio rebalancing program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines annually to 0% over a 7 year period that begins on the day we receive your purchase payment. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 10% of the Contract Value on the date of the first withdrawal in that Contract Year without paying the charge. Unused portions of this 10% "FREE WITHDRAWAL AMOUNT" are NOT carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date;

- withdrawals taken to satisfy IRS minimum distribution rules for this Contract, or

- withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract is owned by a company or other legal entity, are confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital (as defined in the Contract) at least 30 days after the Issue Date;

2. you must request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital (as defined in the Contract); and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you or the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant, if the Contract owner is not a natural person) are diagnosed by a physician (we may require a second opinion) with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you (or the Annuitant, if the Contract owner is not a natural person) become unemployed at least one year after the Issue Date;

2. you (or the Annuitant, if the Contract owner is not a natural person) have been granted unemployment compensation for at least 30 consecutive days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to the time of the withdrawal request; and

3. you exercise this benefit within 180 days of your initial receipt of unemployment compensation.

                           23     - PROSPECTUS

You may exercise this benefit once during the life of your Contract.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the applicable charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may maintain a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account and/or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require that you return your Contract to us.

                           24     - PROSPECTUS

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal will reduce the Contract Value to less than $2,000, we may treat it as a request for a withdrawal of your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.

MINIMUM SURRENDER VALUE
Certain states may require us to endorse your Contract to provide a minimum surrender value. Please refer to the endorsement for details.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least one month after the Issue Date; and

- no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will

                           25     - PROSPECTUS
continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the Variable Account assets supporting these payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investment rates available.

                           26     - PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time period required by law. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies , or

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies).

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

CONTRACTS ISSUED BEFORE MAY 1, 1997

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit before any Market Value Adjustment is equal to the greater of:

1. the Contract Value as of the date we receive a complete request for payment of the death benefit, or

2. for each previous DEATH BENEFIT ANNIVERSARY, the Contract Value at that Anniversary; plus any purchase payments made since that anniversary; minus any amounts we paid the Contract owner (including income tax we withheld from you) since that Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will adjust the death benefit by any applicable Market Value Adjustment as of the date we determine the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Contract owner (including income tax withholding).

DEATH BENEFIT PAYMENTS. The Contract owner eligible to receive death benefits has the following options:

1. If the Contract owner is not a natural person, then the Contract owner must receive the death benefit in a lump sum within 5 years of the date of death.

2. Otherwise, within 60 days of the date when the death benefit is calculated, the Contract owner may elect to receive the death benefit under an Income Plan or in a lump sum. Payments from the Income Plan must begin within one year of the Date of Death and must be payable throughout:

- the life of the Contract owner; or

                           27     - PROSPECTUS

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

Any death benefit payable in a lump sum must be paid within five years of the date of death. If no election is made, funds will be distributed at the end of the 5 year period.

3. If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

CONTRACTS ISSUED ON OR AFTER
MAY 1, 1997

DEATH BENEFIT AMOUNT. Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for payment of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we receive a complete request for payment of the death benefit, or

3. the Contract Value on each Death Benefit Anniversary prior to the date we receive a complete request for payment of the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary. The adjustment is equal to (a) divided by (b) and the result multiplied by
(c) where:

    (a) is the withdrawal amount,

    (b) is the Contract Value immediately prior to the withdrawal, and

    (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will calculate the Death Benefit Anniversary values until the oldest Contract owner, or the Annuitant if the Contract owner is not a natural person, attains age 80.

ENHANCED DEATH BENEFIT RIDER. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or
(4) the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) is the withdrawal amount,

    (b) is the Contract Value immediately prior to the withdrawal, and

    (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any non-forfeiture laws that govern the Contract.

DEATH BENEFIT PAYMENTS. A death benefit will be paid:

1. if the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the Settlement Value will be paid. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract owner eligible to receive the distribution upon death is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the distribution upon death either in one or more distributions or by periodic payments through an Income Plan. Payments from the

                           28     - PROSPECTUS

Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the Contract owner; or

- a period not to exceed the life expectancy of the Contract owner; or

- the life of the Contract owner with payments guaranteed to a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract owner is the new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

MORE INFORMATION
-------------------------------------------------------------------

GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed and in which SunTrust Bank, Inc., through its banking subsidiaries, conducts business. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life and Annuity Company Variable Annuity Account on December 15, 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

                           29     - PROSPECTUS

The Variable Account consists of 32 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc.* ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("EXCHANGE ACT"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all purchase payments (on a present value basis). These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the

* Effective May 1, 2000, Allstate Life Financial
Services, Inc. was renamed ALFS, Inc.

                           30     - PROSPECTUS
standard commissions. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Glenbrook.

YEAR 2000
Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("YEAR 2000 ISSUE"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK
MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with

                           31     - PROSPECTUS
regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

                           32     - PROSPECTUS

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax-deferred and variable annuities held by such plans do not receive any additional tax-deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

                           33     - PROSPECTUS

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

  - attains age 59 1/2,

  - separates from service,

  - dies,

  - becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You can also view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 3100 Sanders Road, Northbrook, Illinois 60062 (telephone:
1-800-755-5275).

                           34     - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                           35     - PROSPECTUS

EXPERTS
-------------------------------------------------------------------

The financial statements and related financial statement schedule of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           36     - PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION

                                  BASIC POLICY

                                                FOR THE YEARS BEGINNING JANUARY 1 AND ENDING DECEMBER 31(1)
                                                  1995        1996         1997         1998         1999
                                                --------   ----------   ----------   ----------   ----------
AIM V. I. CAPITAL APPRECIATION SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -       $14.58
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -      468,136
AIM V.I. HIGH YIELD SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -       $10.89
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -       76,290
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period.....................................    $10.00       $10.05       $10.42       $10.79       $11.17
  Accumulation Unit Value, End of Period......    $10.05       $10.42       $10.79       $11.17       $11.54
  Number of Units Outstanding, End of
   Period.....................................   132,650      488,506      343,107      483,734      481,530
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -       $11.14
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -      186,352
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(5)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -       $10.25
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -       73,123
STI CAPITAL APPRECIATION SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period.....................................    $10.00       $10.66       $13.10       $17.53       $22.31
  Accumulation Unit Value, End of Period......    $10.66       $13.01       $17.53       $22.31       $23.93
  Number of Units Outstanding, End of
   Period.....................................   103,697    1,680,419    2,788,068    3,048,172    3,298,412
STI INTERNATIONAL EQUITY SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of
   Period.....................................         -       $10.00       $10.15       $11.69       $12.79
  Accumulation Unit Value, End of Period......         -       $10.15       $11.69       $12.79       $13.73
  Number of Units Outstanding, End of
   Period.....................................         -       97,975      734,702      785,600      681,256
STI INVESTMENT GRADE BOND SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period.....................................    $10.00       $10.33       $10.42       $11.20       $12.09
  Accumulation Unit Value, End of Period......    $10.33       $10.42       $11.20       $12.09       $11.72
  Number of Units Outstanding, End of
   Period.....................................    40,503      506,887      685,967      974,155      996,889
STI MID-CAP EQUITY SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period.....................................    $10.00       $10.28       $11.77       $14.20       $15.03
  Accumulation Unit Value, End of Period......    $10.28       $11.77       $14.20       $15.03       $16.88
  Number of Units Outstanding, End of
   Period.....................................    80,549      959,682    1,354,069    1,398,523    1,236,668

                                                FOR THE YEARS BEGINNING JANUARY 1 AND ENDING DECEMBER 31(1)
                                                  1995        1996         1997         1998         1999
                                                --------   ----------   ----------   ----------   ----------
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -       $10.00        $9.76        $8.46
  Accumulation Unit Value, End of Period......         -            -        $9.76        $8.46        $7.95
  Number of Units Outstanding, End of
   Period.....................................         -            -      111,688      339,380      330,184
STI VALUE INCOME STOCK SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of
   Period.....................................    $10.00       $10.69       $12.51       $15.66       $16.95
  Accumulation Unit Value, End of Period......    $10.69       $12.51       $15.66       $16.95       $16.22
  Number of Units Outstanding, End of
   Period.....................................   124,596    2,238,993    3,718,933    3,867,770    3,911,784
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(5,6)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -        $9.26
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -       32,244
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(5,6)
  Accumulation Unit Value, Beginning of
   Period.....................................         -            -            -            -       $10.00
  Accumulation Unit Value, End of Period......         -            -            -            -       $12.92
  Number of Units Outstanding, End of
   Period.....................................         -            -            -            -      147,546

No Accumulation Unit Values are shown for the following Variable Sub-Accounts that commenced operations as of the date of this prospectus: AIM V.I. Balanced, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, Fidelity VIP Contrafund-Registered Trademark-, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, MFS Emerging Growth, MFS Growth With Income, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2).

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on October 2, 1995.

(3) Variable Sub-Accounts that commenced operations on November 7, 1996.

(4) Variable Sub-Accounts that commenced operations on October 21, 1997.

(5) Variable Sub-Accounts that commenced operations on January 10, 1999.

(6) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION

                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                                                              FOR THE YEARS BEGINNING JANUARY 1 AND
                                                                      ENDING DECEMBER 31(1)
                                                                1997         1998          1999
                                                              ---------   -----------   -----------
AIM V. I. CAPITAL APPRECIATION SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10.00
  Accumulation Unit Value, End of Period....................         -             -        $14.57
  Number of Units Outstanding, End of Period................         -             -       592,699
AIM V.I. HIGH YIELD SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10,00
  Accumulation Unit Value, End of Period....................         -             -        $10.87
  Number of Units Outstanding, End of Period................         -             -       115,113
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $10.43        $10.78        $11.15
  Accumulation Unit Value, End of Period....................    $10.78        $11.15        $11.51
  Number of Units Outstanding, End of Period................   240,430       266,876       268,039
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10.00
  Accumulation Unit Value, End of Period....................         -             -        $11.13
  Number of Units Outstanding, End of Period................         -             -       180,771
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(4)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10.00
  Accumulation Unit Value, End of Period....................         -             -        $10.24
  Number of Units Outstanding, End of Period................         -             -        98,211
STI CAPITAL APPRECIATION SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $13.01        $17.52        $22.27
  Accumulation Unit Value, End of Period....................    $17.52        $22.27        $23.87
  Number of Units Outstanding, End of Period................   740,261     1,683,922     2,274,389
STI INTERNATIONAL EQUITY SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $10.15        $11.69        $12.76
  Accumulation Unit Value, End of Period....................    $11.69        $12.76        $13.69
  Number of Units Outstanding, End of Period................   449,232       694,787       650,400
STI INVESTMENT GRADE BOND SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $10.43        $11.19        $12.07
  Accumulation Unit Value, End of Period....................    $11.19        $12.07        $11.69
  Number of Units Outstanding, End of Period................   187,763       604,179       847,001
STI MID-CAP EQUITY SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $11.77        $14.19        $15.01
  Accumulation Unit Value, End of Period....................    $14.19        $15.01        $16.84
  Number of Units Outstanding, End of Period................   329,138       671,132       584,235
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(3)
  Accumulation Unit Value, Beginning of Period..............    $10.00         $9.76         $8.45
  Accumulation Unit Value, End of Period....................     $9.76         $8.45         $7.93
  Number of Units Outstanding, End of Period................   161,267       706,858       545,289

                                                              FOR THE YEARS BEGINNING JANUARY 1 AND
                                                                      ENDING DECEMBER 31(1)
                                                                1997         1998          1999
                                                              ---------   -----------   -----------
STI VALUE INCOME STOCK SUB-ACCOUNT(2)
  Accumulation Unit Value, Beginning of Period..............    $12.52        $15.65        $16.90
  Accumulation Unit Value, End of Period....................    $15.65        $16.90        $16.18
  Number of Units Outstanding, End of Period................   923,837     1,961,704     2,345,908
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(4,5)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10.00
  Accumulation Unit Value, End of Period....................         -             -         $9.25
  Number of Units Outstanding, End of Period................         -             -        23,888
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(4,5)
  Accumulation Unit Value, Beginning of Period..............         -             -        $10.00
  Accumulation Unit Value, End of Period....................         -             -        $12.91
  Number of Units Outstanding, End of Period................         -             -       190,464

No Accumulation Unit Values are shown for the following Variable Sub-Accounts that commenced operations as of the date of this prospectus: AIM V.I. Balanced, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, Fidelity VIP Contrafund-Registered Trademark-, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, MFS Emerging Growth, MFS Growth With Income, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities (Class 2), and Templeton Growth Securities (Class 2).

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts made available with the Enhanced Death Benefit Rider on May 1, 1997.

(3) Variable Sub-Accounts made available with the Enhanced Death Benefit Rider on October 21, 1997.

(4) Variable Sub-Accounts made available with the Enhanced Death Benefit Rider on January 10, 1999.

(5) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) respectively, with Accumulation Unit Values starting at $10.00.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I   =   the interest crediting rate for a Guarantee Period

 N   =   the number of whole and partial years from the date we receive the transfer, withdrawal, or death benefit request, or from the Payout Start Date to the end of the Guarantee Period; and

 J   =   the current interest crediting rate offered for a Guarantee Period of length N on the date we determine the Market Value Adjustment.

         J will be determined by a linear interpolation between the current interest rates for the next higher and lower integral years. For purposes of interpolation, current interest rates for Guarantee Periods not available under this Contract will be calculated in a manner consistent with those which are available.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

Any transfer, withdrawal, or death benefit (depending on your Contract) paid or amount applied to an Income Plan from a Guarantee Period (except during the 30 day period after such Guarantee Period expires) will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:   $10,000 allocated to a Guarantee Period
Guarantee Period:   5 years
Interest Rate:      4.50%
Full Surrender:     End of Contract Year 3

     NOTE: This illustration assumes that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of            $10,000.00 X (1.045) to the power of 3 =
  Contract Year 3:                                    $11,411.66

Step 2. Calculate the Free Withdrawal Amount:         .10 X $11,411.66 = $1,141.17

Step 3. Calculate the Withdrawal Charge:              .05 X ($10,000.00 - $1,141.17) = $442.94

Step 4. Calculate the Market Value Adjustment:        I   =   4.5%
                                                      J   =   4.2%
                                                              730 days
                                                      N   =   -------    =   2
                                                              365 days
                                                    Market Value Adjustment Factor:
                                                    .9 X (I X J) X N
                                                    = .9 X (.045 - .042) X (730/365)
                                                    = .0054

                                                    Market Value Adjustment = Market
                                                    Value Adjustment Factor X Amount
                                                    Subject to Market Value
                                                    Adjustment:
                                                    = .0054 X $11,411.66 = $61.62

Step 5. Calculate the amount received by Customers
as a result of full withdrawal at the end of        $11,411.66 - $442.94 + $61.62 =
Contract Year 3:                                    $11,030.34

                     EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value at End of          $10,000.00 X (1.045) to the power
  Contract Year 3:                                  of 3 = $11,411.66

Step 2. Calculate the Free Withdrawal Amount:       .10 X ($11,411.66) = $1,141.17

                                                    .05 X ($10,000.00 - $1,141.17) =
Step 3. Calculate the Withdrawal Charge:            $442.94

Step 4. Calculate the Market Value Adjustment:        I   =   4.5%
                                                      J   =   4.8%
                                                              730 days
                                                      N   =   -------    =   2
                                                              365 days
                                                    Market Value Adjustment Factor:
                                                    .9 X (I - J) X N
                                                    .9 X (.045 - .048) X (730/365) =
                                                    -.0054

                                                    Market Value Adjustment = Market
                                                    Value Adjustment Factor X Amount
                                                    Subject to Market Value
                                                    Adjustment:
                                                    = -.0054 X $11,411.66 = -$61.62

Step 5. Calculate the amount received by Customers
as a result of full withdrawal at the end of        $11,411.66 - $442.94 - $61.62 =
Contract Year 3:                                    $10,907.10

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                             PAGE
----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                      2
----------------------------------------------------------------------------
THE CONTRACT                                                              3
----------------------------------------------------------------------------
   Purchases                                                              3
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)           3
----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                   4
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES                                   9
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS                                  10
----------------------------------------------------------------------------

DESCRIPTION                                                             PAGE
----------------------------------------------------------------------------
GENERAL MATTERS                                                          11
----------------------------------------------------------------------------
   Incontestability                                                      11
----------------------------------------------------------------------------
   Settlements                                                           11
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets                          11
----------------------------------------------------------------------------
   Premium Taxes                                                         11
----------------------------------------------------------------------------
   Tax Reserves                                                          11
----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                      12
----------------------------------------------------------------------------
EXPERTS                                                                  14
----------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                    F-1
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                        THE STI CLASSIC VARIABLE ANNUITY

Glenbrook Life and Annuity Company       Statement of Additional Information
Glenbrook Life and Annuity Company                             dated May 4, 2000
Variable Annuity Account
3100 Sanders Road, Northbrook, IL 60062
1-800/755-5275

This Statement of Additional Information supplements the information in the prospectus for The STI Classic Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 4, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                                TABLE OF CONTENTS

        Description                                                      Page
        Additions, Deletions or Substitutions of Investments                 2
        The Contract                                                         3
                  Purchases                                                  3
                  Tax-free Exchanges (1035 Exchanges, Rollovers
                         and Transfers)                                      3
        Performance Information                                              4
        Calculation of Accumulation Unit Values                              9
        Calculation of Variable Income Payments                             10
        General Matters                                                     11
                  Incontestability                                          11
                  Settlements                                               11
                  Safekeeping of the Variable Account's Assets              11
                  Premium Taxes                                             11
                  Tax Reserves                                              11
        Federal Tax Matters                                                 12
        Experts                                                             14
        Financial Statements                                               F-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners.
We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                        n
                             1000(1 + T)  = ERV

where:

          T     =    average annual total return

          ERV   =    ending redeemable value of a hypothetical $1,000 payment
                     made at the beginning of 1, 5, or 10 year periods or shorter period

          n     =    number of years in the period

          1000  =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account. In addition, no standardized total returns are set out for the following Sub-Accounts, which commenced operations as of the date of this prospectus:
AIM V.I. Balanced, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, Fidelity VIP Contrafund-Registered Trademark-, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, MFS Emerging Growth, MFS Growth With Income, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth and Income, STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities, and Templeton Growth Securities.

(Without the Enhanced Death Benefit Option)

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception*
AIM V.I. Capital Appreciation                              34.91%                      N/A                      38.30%
AIM V.I. High Yield                                         3.09%                      N/A                       2.01
Oppenheimer Multiple Strategies                             4.28%                      N/A                       4.50%
Oppenheimer Strategic Bond                                 (4.10%)                     N/A                      (4.18%)
STI Capital Appreciation                                    1.41%                      N/A                      21.97%
STI International Equity                                    1.49%                      N/A                       9.24%
STI Investment Grade Bond                                  (8.32%)                     N/A                       3.08%
STI Mid-Cap Equity                                          6.17%                      N/A                      12.33%
STI Small Cap Equity                                      (11.20%)                     N/A                     (11.91%)
STI Value Income Stock                                      9.53%                      N/A                      11.28%

    * The Variable Sub-Accounts commenced operations on the following dates:

   AIM V.I. Capital Appreciation                        January 14, 1999
   AIM V.I. High Yield                                  January 14, 1999
   Oppenheimer Multiple Strategies                      January 14, 1999
   Oppenheimer Strategic Bond                           January 14, 1999
   STI Capital Appreciation                             October 6, 1995
   STI International Equity                             November 7, 1996
   STI Investment Grade Bond                            October 6, 1995
   STI Mid-Cap Equity                                   October 6, 1995
   STI Small Cap Equity                                 October 20, 1997
   STI Value Income                                     October 6, 1995

(With the Enhanced Death Benefit Option)*

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception**
AIM V.I. Capital Appreciation                              34.77%                      N/A                      38.17%
AIM V.I. High Yield                                         2.99%                      N/A                       1.91%
Oppenheimer Multiple Strategies                             4.17%                      N/A                       4.39%
Oppenheimer Strategic Bond                                 (4.19%)                      N/A                      (4.28%)
STI Capital Appreciation                                    1.31                       N/A                      21.84%
STI International Equity                                    1.39%                      N/A                       9.13%
STI Investment Grade Bond                                  (8.42%)                     N/A                       2.97%
STI Mid-Cap Equity                                          6.07%                      N/A                      12.22%
STI Small Cap Equity                                      (11.29%)                     N/A                     (12.00%)
STI Value Income Stock                                     (9.62%)                     N/A                      11.17%

*The Enhanced Death Benefit Option was made available for each Variable Sub-Account on May 1, 1997, except that it became available for the STI Small Cap Equity Variable Sub-Account on October 20, 1997, and for the AIM, Oppenheimer, and Templeton Variable Sub-Accounts on January 14, 1999. The STI Variable Sub-Accounts (other than Small Cap Equity) commenced operations prior to the time the Enhanced Death Benefit Option became available. Accordingly, the "Since Inception" performance figures shown for those Variable Sub-Accounts reflects the historic performance of those Variable Sub-Accounts, adjusted to reflect the current charge for the Enhanced Death Benefit Option.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to- date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No non-standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account. In addition, no non-standardized total returns are set out for the following Sub-Accounts, which commenced operations as of the date of this prospectus:
AIM V.I. Balanced, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, Fidelity VIP Contrafund-Registered Trademark-, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Index 500, Fidelity VIP Overseas, MFS Emerging Growth, MFS Growth With Income, MFS Research, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth and Income, STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities, and Templeton Growth Securities.

(Without the Enhanced Death Benefit Option)

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception*
AIM V.I. Capital Appreciation                              42.68%                      N/A                      48.07%
AIM V.I. High Yield                                         9.04%                      N/A                       9.23%
Oppenheimer Multiple Strategies                            10.30%                      N/A                      11.89%
Oppenheimer Strategic Bond                                  1.45%                      N/A                       2.60%
STI Capital Appreciation                                    7.27%                      N/A                      22.81%
STI International Equity                                    7.35%                      N/A                      10.60%
STI Investment Grade Bond                                  (3.02%)                     N/A                       3.82%
STI Mid-Cap Equity                                         12.30%                      N/A                      13.13%
STI Small Cap Equity                                       (6.06%)                     N/A                      (9.92%)
STI Value Income Stock                                     (4.30%)                     N/A                      12.07%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death Benefit Option)*

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception**
AIM V.I. Capital Appreciation                              42.53%                      N/A                      47.92%
AIM V.I. High Yield                                         8.93%                      N/A                       9.12%
Oppenheimer Multiple Strategies                            10.19%                      N/A                      11.78%
Oppenheimer Strategic Bond                                  1.35%                      N/A                       2.50%


STI Capital Appreciation                                    7.16%                      N/A                      22.69%
STI International Equity                                    7.24%                      N/A                      10.49%
STI Investment Grade Bond                                  (3.12)                      N/A                       3.71%
STI Mid-Cap Equity                                         12.19%                      N/A                      13.02%
STI Small Cap Equity                                       (6.15%)                     N/A                     (10.02%)
STI Value Income Stock                                     (4.39%)                     N/A                      11.96%
Templeton Bond                                             (7.41%)                     N/A                      (7.82%)
Templeton Stock                                            26.93%                      N/A                      30.44%

*The Enhanced Death Benefit Option was made available for each Variable Sub-Account on May 1, 1997, except that it became available for the STI Small Cap Equity Variable Sub-Account on October 20, 1997, and for the AIM, Oppenheimer, and Templeton Variable Sub-Accounts on January 14, 1999. The STI Variable Sub-Accounts (other than Small Cap Equity) commenced operations prior to the time the Enhanced Death Benefit Option became available. Accordingly, the "Since Inception" performance figures shown for those Variable Sub-Accounts reflect the historic performance of those Variable Sub-Accounts, adjusted to reflect the current charge for the Enhanced Death Benefit Option.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract and the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are set out for the following Sub-Accounts: STI Growth and Income, STI Quality Growth Stock, Templeton Global Income Securities, and Templeton Growth Securities.

(Without the Enhanced Death Benefit Option)

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception*
AIM V.I. Capital Appreciation                              34.91%                   23.41%                      20.49%
AIM V.I. High Yield                                         3.09%                      N/A                      (3.51%)
Oppenheimer Multiple Strategic                              4.28%                   12.40%                       9.29%
Oppenheimer Strategies Bond                                (4.10%)                   6.36%                       4.55%
STI Capital Appreciation                                    1.41%                      N/A                      21.97%
STI International Equity                                    1.49%                      N/A                       9.24%
STI Investment Grade Bond                                  (8.32%)                     N/A                       3.08%
STI Mid-Cap Equity                                          6.17%                      N/A                      12.33%
STI Small Cap Equity                                      (11.20%)                     N/A                     (11.91%)
STI Value Income Stock                                     (9.53%)                     N/A                      11.28%
MFS Emerging Growth                                        64.87%                    #N/A                       33.73%
MFS Growth and Income                                      -0.49%                    #N/A                       18.67%
MFS Research                                               15.71%                    #N/A                       20.41%
AIM Balanced                                               11.28%                    #N/A                       13.10%
AIM Growth                                                 26.15%                   25.62%                      19.80%
AIM Growth and Income                                      25.23%                   25.59%                      22.07%
AIM Value                                                  21.17%                   23.79%                      20.32%
VIP Equity Income                                          -0.83%                   14.65%                      11.98%
VIP Growth                                                 28.21%                   23.90%                      16.61%
VIP High Income                                            0.88%                     6.37%                       9.57%
VIP Overseas                                               33.10%                   15.27%                       9.85%
VIP Contrafund                                             15.90%                    #N/A                       23.84%
VIP Index 500                                              12.44%                   25.92%                      19.41%
Oppenheimer Aggressive Growth                              71.30%                   27.45%                      18.76%
Oppenheimer Capital Appreciation                           32.14%                   28.39%                      16.82%
Oppenheimer Global Sec. Fund                               47.85%                   19.54%                      15.17%
Oppenheimer Main Street Growth                             13.53%                    #N/A                       23.31%

* The inception dates of the Portfolios corresponding to the Variable Sub-Accounts are as follows:

        AIM V.I. Capital Appreciation Fund              May 5, 1993
        AIM V.I. High Yield Fund                        May 1, 1998
        Oppenheimer Multiple Strategies Fund            February 9, 1987
        Oppenheimer Strategic Bond Fund                 May 3, 1993
        STI Capital Appreciation Fund                   October 2, 1995
        STI International Equity Fund                   November 7, 1996
        STI Investment Grade Bond Fund                  October 2, 1995
        STI Mid-Cap Equity Fund                         October 2, 1995
        STI Small Cap Equity Fund                       October 22, 1997
        STI Value Income Stock Fund                     October 2, 1995
        MFS Emerging Growth                             July 24, 1995
        MFS Growth and Income                           October 9, 1995
        MFS Research                                    July 26, 1995
        AIM Balanced                                    May 1, 1998
        AIM Growth                                      May 5, 1993
        AIM Growth and Income                           May 2, 1994
        AIM Value                                       May 5, 1993
        VIP Equity Income                               October 9, 1986
        VIP Growth                                      October 9, 1986
        VIP High Income                                 September 19, 1985
        VIP Overseas                                    January 28, 1997
        VIP Contrafund                                  January 3, 1995
        VIP Index 500                                   August 27, 1982
        Oppenheimer Aggressive Growth                   August 15, 1986
        Oppenheimer Capital Appreciation                April 3, 1985
        Oppenheimer Global Sec. Fund                    November 12, 1980
        Oppenheimer Main Street Growth                  July 15, 1985

(With the Enhanced Death Benefit Option)*

Variable Sub-Account                                      One Year                Five Years                 Ten Years
                                                                                                              Or Since
                                                                                                            Inception**
AIM V.I. Capital Appreciation                              34.77%                   23.28%                      20.37%
AIM V.I. High Yield                                         2.99%                     N/A                       (3.60%)
Oppenheimer Multiple Strategies                             4.17%                   12.29%                       9.19%
Oppenheimer Strategies Bond                                (4.19%)                   6.25%                       4.45%
STI Capital Appreciation                                    1.31%                     N/A                       21.84%
STI International Equity                                    1.39%                     N/A                        9.13%
STI Investment Grade Bond                                  (8.42%)                    N/A                        2.97%
STI Mid-Cap Equity                                          6.07%                     N/A                       12.22%
STI Small Cap Equity                                      (11.29%)                    N/A                      (12.00%)
STI Value Income Stock                                     (9.62%)                    N/A                       11.17%
MFS Emerging Growth                                        64.70%                    #N/A                       33.59%
MFS Growth and Income                                      -0.59%                    #N/A                       18.55%
MFS Research                                               15.60%                    #N/A                       20.29%
AIM Balanced                                               11.17%                    #N/A                       12.99%
AIM Growth                                                 26.03%                   25.50%                      19.68%
AIM Growth and Income                                      25.10%                   25.47%                      21.95%
AIM Value                                                  21.05%                   23.67%                      20.19%
VIP Equity Income                                          -0.93%                   14.53%                      11.87%
VIP Growth                                                 28.08%                   23.77%                      16.49%
VIP High Income                                            0.78%                     6.26%                       9.46%
VIP Overseas                                               32.97%                   15.15%                       9.75%
VIP Contrafund                                             15.79%                    #N/A                       23.72%
VIP Index 500                                              12.33%                   25.79%                      19.29%
Oppenheimer Aggressive Growth                              71.13%                   27.32%                      18.64%
Oppenheimer Capital Appreciation                           32.01%                   28.26%                      16.70%
Oppenheimer Global Sec. Fund                               47.70%                   19.42%                      15.06%
Oppenheimer Main Street Growth                             13.41%                    #N/A                       23.18%

*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Portfolios appear in the first footnote to the preceding table.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m.
Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

 NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

        (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

        (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

The financial statements of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and related financial statement schedule which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, which are incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements of Glenbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 amd related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contracts.

                              Financial Statements

                                      INDEX

                                      PAGE

Independent Auditors' Report                                               F-1

Financial Statements:

Statements of Financial Position
             December 31, 1999 and 1998                                    F-2

Statements of Operations and Comprehensive Income for the Years Ended
             December 31, 1999, 1998 and 1997                              F-3

Statements of Shareholder's Equity for the Years Ended
             December 31, 1999, 1998 and 1997                              F-4

Statements of Cash Flows for the Years Ended
             December 31, 1999, 1998 and 1997                              F-5

Notes to Financial Statements                                              F-6

Schedule IV - Reinsurance for the Years Ended
             December 31, 1999, 1998 and 1997                             F-13

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $94,173 and $87,415).....................................   $   92,937     $   94,313
  Short-term................................................       53,063          4,663
                                                               ----------     ----------
  Total investments.........................................      146,000         98,976
Cash........................................................            9             --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................    4,144,165      3,113,278
Deferred income taxes.......................................          293             --
Other assets................................................        2,706          2,590
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $5,834,929     $4,208,466
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............          800             --
Contractholder funds........................................    4,143,365      3,113,278
Current income taxes payable................................        2,360          2,181
Deferred income taxes.......................................           --          2,499
Payable to affiliates, net..................................        4,122          3,583
Separate Accounts...........................................    1,541,756        993,622
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    5,692,403      4,115,163
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 and 4,200 shares
  authorized, 5,000 and 4,200 shares issued and
  outstanding...............................................        2,500          2,100
Additional capital paid-in..................................      119,241         69,641
Retained income.............................................       21,588         17,079
Accumulated other comprehensive (loss) income:
  Unrealized net capital (losses) gains.....................         (803)         4,483
                                                               ----------     ----------
      Total accumulated other comprehensive (loss) income...         (803)         4,483
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      142,526         93,303
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $5,834,929     $4,208,466
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,579     $6,231     $5,304
  Realized capital gains and losses.........................      312         (5)     3,460
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,891      6,226      8,764
INCOME TAX EXPENSE..........................................    2,382      2,182      3,078
                                                               ------     ------     ------
NET INCOME..................................................    4,509      4,044      5,686
                                                               ------     ------     ------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
  Change in unrealized net capital gains and losses.........   (5,286)     1,315        378
                                                               ------     ------     ------
COMPREHENSIVE (LOSS) INCOME.................................   $ (777)    $5,359     $6,064
                                                               ======     ======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,100   $ 2,100    $ 2,100
Issuance of new shares of stock.............................       400        --         --
                                                              --------   -------    -------
Balance, end of year........................................     2,500     2,100      2,100
                                                              --------   -------    -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................    69,641    69,641     69,641
Capital contribution........................................    49,600        --         --
                                                              --------   -------    -------
Balance, end of year........................................   119,241    69,641     69,641
                                                              --------   -------    -------
RETAINED INCOME
Balance, beginning of year..................................    17,079    13,035      7,349
Net income..................................................     4,509     4,044      5,686
                                                              --------   -------    -------
Balance, end of year........................................    21,588    17,079     13,035
                                                              --------   -------    -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year..................................     4,483     3,168      2,790
Change in unrealized net capital gains and losses...........    (5,286)    1,315        378
                                                              --------   -------    -------
Balance, end of year........................................      (803)    4,483      3,168
                                                              --------   -------    -------
    Total shareholder's equity..............................  $142,526   $93,303    $87,944
                                                              ========   =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,509   $  4,044   $  5,686
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (65)       (24)        29
    Realized capital gains and losses.......................      (312)         5     (3,460)
    Changes in:
      Income taxes payable..................................       235      1,590        240
      Other operating assets and liabilities................       264        915        961
                                                              --------   --------   --------
    Net cash provided by operating activities...............     4,631      6,530      3,456
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................     9,049      1,966      1,405
  Investment collections....................................     4,945      7,123     14,217
  Investment purchases......................................   (20,328)   (15,250)   (50,115)
Participation in Separate Accounts..........................        --         --     13,981
Change in short-term investments, net.......................   (48,288)      (369)    (2,944)
                                                              --------   --------   --------
    Net cash used in investing activities...................   (54,622)    (6,530)   (23,456)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................       400         --         --
Capital contribution........................................    49,600         --     20,000
                                                              --------   --------   --------
    Net cash provided by financing activities...............    50,000         --     20,000
                                                              --------   --------   --------
NET INCREASE IN CASH........................................         9         --         --
CASH AT THE BEGINNING OF YEAR...............................        --         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $      9   $     --   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

NATURE OF OPERATIONS
The Company markets savings and life insurance products through banks and securities firms. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were Florida, California, Pennsylvania, Michigan, Texas, Illinois and New Jersey for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Investment contracts include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  1999       1998       1997
                                --------   --------   --------
Contract charges                $ 27,175   $ 19,009   $ 11,641
Credited interest, policy
 benefits, and certain
 expenses                        253,945    218,008    179,954

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,555, $15,949, and $19,243 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                            Gross
                                         Unrealized
                         Amortized   -------------------     Fair
 At December 31, 1999      Cost       Gains      Losses     Value
 --------------------    ---------   --------   --------   --------
U.S. government and
  agencies                $24,274     $1,260    $    --    $25,534
Municipal                   1,656         --       (112)     1,544
Corporate                  49,255          9     (2,022)    47,242
Mortgage-backed
  securities               18,988         96       (467)    18,617
                          -------     ------    -------    -------
  Total fixed income
   securities             $94,173     $1,365    $(2,601)   $92,937
                          =======     ======    =======    =======
At December 31, 1998
U.S. government and
  agencies                $24,350     $4,308    $    --    $28,658
Municipal                     656         24         --        680
Corporate                  33,009      1,575        (39)    34,545
Mortgage-backed
  securities               29,400      1,047        (17)    30,430
                          -------     ------    -------    -------
  Total fixed income
   securities             $87,415     $6,954    $   (56)   $94,313
                          =======     ======    =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                           Amortized     Fair
                                             Cost       Value
                                           ---------   --------
Due after one year through five years       $30,974    $31,085
Due after five years through ten years       32,583     30,911
Due after ten years                          11,628     12,324
                                            -------    -------
                                             75,185     74,320
Mortgage-backed securities                   18,988     18,617
                                            -------    -------
  Total                                     $94,173    $92,937
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,           1999       1998       1997
      -----------------------         --------   --------   --------
Fixed income securities                $6,458     $6,151     $5,014
Short-term investments                    230        183        231
Participation in Separate Accounts         --         --        161
                                       ------     ------     ------
  Investment income, before expense     6,688      6,334      5,406
  Investment expense                      109        103        102
                                       ------     ------     ------
  Net investment income                $6,579     $6,231     $5,304
                                       ======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES

       Year Ended December 31,            1999       1998       1997
       -----------------------          --------   --------   --------
Fixed income securities                  $ 312       $(5)     $   (61)
Short-term investments                      --        --            6
Participation in Separate Accounts          --        --        3,515
                                         -----       ---      -------
  Realized capital gains and losses        312        (5)       3,460
  Income Taxes                            (109)        2       (1,211)
                                         -----       ---      -------
  Realized capital gains and losses,
   after tax                             $ 203       $(3)     $ 2,249
                                         =====       ===      =======

Excluding calls and prepayments, gross gains of $370 were realized on sales of fixed income securities during 1999, and gross losses of $58, $5 and $61 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital losses on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                                     Gross
                         Cost/                    Unrealized        Unrealized
                       Amortized     Fair     -------------------      Net
                         Cost       Value      Gains      Losses      Losses
                       ---------   --------   --------   --------   ----------
Fixed income
 securities             $94,173    $92,937    $ 1,365    $(2,601)    $(1,236)
                        =======    =======    =======    =======
Deferred income taxes                                                    433
                                                                     -------
Unrealized net
 capital losses                                                      $  (803)
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          1999       1998       1997
      -----------------------        --------   --------   --------
Fixed income securities              $(8,134)    $2,024    $ 2,410
Participation in Separate Accounts        --         --     (1,829)
Deferred income taxes                  2,848       (709)      (203)
                                     -------     ------    -------
(Decrease) increase in unrealized
 net capital gains                   $(5,286)    $1,315    $   378
                                     =======     ======    =======

SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $10,346 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1999                    1998
                       -----------------------   -------------------
                        Carrying       Fair      Carrying     Fair
                         Value        Value       Value      Value
                       ----------   ----------   --------   --------
Fixed income
 securities            $   92,937   $   92,937   $ 94,313   $ 94,313
Short-term
 investments               53,063       53,063      4,663      4,663
Separate Accounts       1,541,756    1,541,756    993,622    993,622

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                1998                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,156,964   $3,924,117   $3,130,228   $2,967,101
Separate Accounts       1,541,756    1,541,756      993,622      993,622

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges.

The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, 1999 the reserve for life-contingent contract benefits consisted of reserves for immediate annuities. The assumptions for mortality generally utilized in calculating immediate annuity reserves is the 1983 group annuity mortality table. Interest rate assumptions for immediate annuities vary from 3.5% to 7.2%. Other estimation methods used for immediate annuities include the present value of contractually fixed benefits.

At December 31, contractholder funds consists of the following:

                                           1999         1998
                                        ----------   ----------
Interest-sensitive life                 $    9,503   $    3,335
Fixed annuities:
  Immediate annuities                       17,856       12,643
  Deferred annuities                     4,116,006    3,097,300
                                        ----------   ----------
  Total contractholder funds            $4,143,365   $3,113,278
                                        ==========   ==========

Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 7.2% for immediate annuities and 4.3% to 6.7% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1% of deferred annuities are subject to a market value adjustment.

7.  CORPORATION RESTRUCTURING
On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and was, with its eligible domestic subsidiaries, included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 1999       1998
                                               --------   --------
Deferred Assets
Unrealized net capital losses                   $ 433     $    --
                                                -----     -------
  Total deferred assets                           433          --

Deferred Liabilities
Difference in tax bases of investments           (140)        (84)
Unrealized net capital gains                       --      (2,415)
                                                -----     -------
  Total deferred liabilities                     (140)     (2,499)
                                                -----     -------
  Net deferred asset (liability)                $ 293     $(2,499)
                                                =====     =======

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        1999       1998       1997
                                      --------   --------   --------
Current                                $2,326     $2,164     $3,037
Deferred                                   56         18         41
                                       ------     ------     ------
  Total income tax expense             $2,382     $2,182     $3,078
                                       ======     ======     ======

The Company paid income taxes of $2,148, $592 and $2,839 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         1999       1998       1997
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                    (.4)        --         .1
                                        ----       ----       ----
Effective income tax rate               34.6%      35.0%      35.1%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $141,362 and $84,865 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,179, $4,698 and $3,636 for the years ended December 31, 1999, 1998 and 1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,179.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 1999, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           1999                              1998                              1997
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding (losses)
  gains arising during the
  period                      $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312      $4,034    $(1,412)    $2,622
Less: reclassification
  adjustments                     312       (109)        203         (5)        2          (3)      3,453     (1,209)     2,244
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Unrealized net capital
  (losses) gains              $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              -------     ------     -------     ------     -----      ------      ------    -------     ------
Other comprehensive (loss)
  income                      $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315      $  581    $  (203)    $  378
                              =======     ======     =======     ======     =====      ======      ======    =======     ======

11.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1997
Life insurance in force.....................................  $ 4,095    $ 4,095    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $11,641    $11,641    $    --
                                                              =======    =======    =======

-------------------------------------------------------------------------------
                              GLENBROOK LIFE AND ANNUITY COMPANY
                              VARIABLE ANNUITY ACCOUNT

                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999 AND FOR THE PERIODS ENDED DECEMBER 31, 1999
                              AND DECEMBER 31, 1998, AND INDEPENDENT
                              AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
----------------------------------------------------------------------------------------------------------
ASSETS
Allocation to Sub-Accounts investing in the STI Classic Variable Trust:
    STI Capital Appreciation,  6,574,222 shares (cost $110,700,641)                          $ 133,259,491
    STI International Equity,  1,311,215 shares (cost $15,925,737)                              18,265,226
    STI Investment Grade Bond,  2,219,902 shares (cost $22,672,334)                             21,599,649
    STI Mid-Cap Equity,  2,021,566 shares (cost $25,049,749)                                    30,728,395
    STI Small Cap Equity,  872,515 shares (cost $8,081,225)                                      6,953,941
    STI Value Income Stock,  7,667,552 shares (cost $107,533,389)                              101,441,711

Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
    Capital Appreciation,  434,666 shares (cost $12,397,234)                                    15,465,430
    High Yield,  230,924 shares (cost $2,137,778)                                                2,082,934

Allocation to Sub-Accounts investing in the Templeton Variable Products Series Fund:
    Templeton Bond,  52,109 shares (cost $531,293)                                                 519,530
    Templeton Stock,  179,776 shares (cost $3,884,915)                                           4,366,754

Allocation to Sub-Accounts Investing in the Oppenheimer Variable Account Funds:
    Oppenheimer Multiple Strategies,  234,201 shares (cost $3,918,018)                           4,089,151
    Oppenheimer Strategic Bond,  353,275 shares (cost $1,735,364)                                1,755,776

Allocation to Sub-Account investing in the Federated Insurance Series:
    Federated Prime Money Fund II,  8,643,797 shares (cost $8,643,797)                           8,643,797
                                                                                            ---------------

        Total Assets                                                                           349,171,785

LIABILITIES
Payable to Glenbrook Life and Annuity Company:
    Accrued contract maintenance charges                                                           108,649
                                                                                            ---------------

        Net Assets                                                                           $ 349,063,136
                                                                                            ===============


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

                                                                       STI Classic Variable Trust Sub-Accounts
                                                   -------------------------------------------------------------------------------

                                                                        For the Year Ended December 31, 1999
                                                   -------------------------------------------------------------------------------


                                                     STI Capital    STI International STI Investment    STI Mid-Cap   STI Small Cap
                                                   Appreciation (a)     Equity          Grade Bond        Equity         Equity
                                                   ---------------- ----------------  ---------------- -------------- -------------
INVESTMENT INCOME
Dividends                                              $ 8,978,103        $ 364,214      $ 1,443,585     $ 474,607       $ 94,224
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (1,576,987)        (240,779)        (277,168)     (369,973)       (99,458)
    Administrative expense                                (122,338)         (18,552)         (21,446)      (28,849)        (7,556)
                                                   ---------------- ---------------- ---------------- -------------  --------------

        Net investment income (loss)                     7,278,778          104,883        1,144,971        75,785        (12,790)
                                                   ---------------- ---------------- ---------------- -------------  --------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                 10,546,814        4,935,607        6,298,614     6,553,835      3,257,034
    Cost of investments sold                             8,448,620        4,382,267        6,378,003     6,126,485      3,943,610
                                                   ---------------- ---------------- ---------------- -------------  --------------

        Net realized gains (losses)                      2,098,194          553,340          (79,389)      427,350       (686,576)
                                                   ---------------- ---------------- ---------------- -------------  --------------

Change in unrealized gains (losses)                       (979,087)         640,078       (1,717,916)    2,723,497         91,211
                                                   ---------------- ---------------- ---------------- -------------  --------------

        Net gains (losses) on investments                1,119,107        1,193,418       (1,797,305)    3,150,847       (595,365)
                                                   ---------------- ---------------- ---------------- -------------  --------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                              $ 8,397,885      $ 1,298,301       $ (652,334)  $ 3,226,632     $ (608,155)
                                                   ================ ================ ================ =============  ==============


(a) Previously Known as STI Capital Growth.


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                    STI Classic
                                                   Variable Trust         AIM Variable Insurance      Templeton Variable Products
                                                    Sub-Accounts             Fund Sub-Accounts          Series Fund Sub-Accounts
                                                   --------------- --------------------------------  ----------------------------

                                                                        For the Year Ended December 31, 1999
                                                   ------------------------------------------------------------------------------

                                                     STI Value         Capital            High        Templeton       Templeton
                                                    Income Stock    Appreciation        Yield (b)      Bond (b)       Stock (b)
                                                   --------------- ----------------   --------------  -------------  ------------
INVESTMENT INCOME
Dividends                                            $ 10,654,229        $ 280,406        $ 163,461        $ 3,631      $ 25,149
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (1,370,950)         (60,730)         (18,561)        (3,595)      (16,150)
    Administrative expense                               (106,632)          (4,636)          (1,415)          (278)       (1,235)
                                                   --------------- ----------------   --------------  -------------  ------------

        Net investment income (loss)                    9,176,647          215,040          143,485           (242)        7,764
                                                   --------------- ----------------   --------------  -------------  ------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                 9,742,240          340,138          746,749        137,040       292,947
    Cost of investments sold                            9,023,187          321,953          739,837        139,921       282,039
                                                   --------------- ----------------   --------------  -------------  ------------

        Net realized gains (losses)                       719,053           18,185            6,912         (2,881)       10,908
                                                   --------------- ----------------   --------------  -------------  ------------

Change in unrealized gains (losses)                   (15,010,333)       3,068,196          (54,844)       (11,763)      481,839
                                                   --------------- ----------------   --------------  -------------  ------------

        Net gains (losses) on investments             (14,291,280)       3,086,381          (47,932)       (14,644)      492,747
                                                   --------------- ----------------   --------------  -------------  ------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                            $ (5,114,633)     $ 3,301,421         $ 95,553      $ (14,886)    $ 500,511
                                                   =============== ================   ==============  =============  ============


(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999.


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------
                                                                                           Federated
                                                           Oppenheimer Variable         Insurance Series
                                                        Account Funds Sub-Accounts         Sub-Account
                                                     ---------------------------------  ------------------

                                                             For the Year Ended December 31, 1999
                                                     -----------------------------------------------------

                                                       Oppenheimer       Oppenheimer        Federated
                                                         Multiple          Strategic        Prime Money
                                                       Strategies (b)       Bond (b)           Fund II
                                                     ----------------   --------------  ------------------
INVESTMENT INCOME
Dividends                                                   $ 23,254         $ 16,952           $ 368,398
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                               (17,731)         (11,087)           (104,442)
    Administrative expense                                    (1,360)            (845)             (8,124)
                                                     ----------------   --------------  ------------------

        Net investment income (loss)                           4,163            5,020             255,832
                                                     ----------------   --------------  ------------------


REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                      154,545           72,251           8,791,238
    Cost of investments sold                                 153,612           72,197           8,791,238
                                                     ----------------   --------------  ------------------

        Net realized gains (losses)                              933               54                   -
                                                     ----------------   --------------  ------------------

Change in unrealized gains (losses)                          171,133           20,412                   -
                                                     ----------------   --------------  ------------------

        Net gains (losses) on investments                    172,066           20,466                   -
                                                     ----------------   --------------  ------------------

CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $ 176,229         $ 25,486           $ 255,832
                                                     ================   ==============  ==================


(b) For the Period Beginning January 14, 1999 and Ended December 31, 1999.


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                      STI Classic Variable Trust Sub-Accounts
                                               ----------------------------------------------------------------------------------

                                                       STI Capital               STI International           STI Investment
                                                     Appreciation (a)                 Equity                   Grade Bond
                                               ---------------------------- --------------------------- --------------------------

                                                 1999           1998           1999          1998         1999          1998
                                               ------------- -------------- ------------- ------------- ------------ -------------
FROM OPERATIONS
Net investment income (loss)                    $ 7,278,778    $ 6,743,599     $ 104,883    $ (106,396) $ 1,144,971     $ 547,525
Net realized gains (losses)                       2,098,194      1,469,881       553,340       109,312      (79,389)      117,368
Change in unrealized gains (losses)                (979,087)    11,150,227       640,078     1,143,936   (1,717,916)      398,798
                                               ------------- -------------- ------------- ------------- ------------ -------------


Change in net assets resulting from operations    8,397,885     19,363,707     1,298,301     1,146,852     (652,334)    1,063,691
                                               ------------- -------------- ------------- ------------- ------------ -------------

FROM CAPITAL TRANSACTIONS
Deposits                                         15,853,779     24,446,108     1,316,385     4,433,475    3,527,483     6,475,380
Benefit payments                                 (1,157,750)      (561,755)     (188,434)      (73,429)     (50,688)     (176,342)
Payments on termination                          (7,850,167)    (3,806,509)   (1,431,925)     (567,154)  (2,986,524)     (638,646)
Contract maintenance charges                        (34,572)       (30,517)       (3,844)       (4,847)      (4,170)       (4,826)
Transfers among the sub-accounts
    and with the Fixed Account - net             12,500,249      4,245,636    (1,649,649)      135,938    2,688,900     2,565,986
                                               ------------- -------------- ------------- ------------- ------------ -------------

Change in net assets resulting
    from capital transactions                    19,311,539     24,292,963    (1,957,467)    3,923,983    3,175,001     8,221,552
                                               ------------- -------------- ------------- ------------- ------------ -------------

INCREASE (DECREASE) IN NET ASSETS                27,709,424     43,656,670      (659,166)    5,070,835    2,522,667     9,285,243

NET ASSETS AT BEGINNING OF PERIOD               105,508,601     61,851,931    18,918,709    13,847,874   19,070,261     9,785,018
                                               ------------- -------------- ------------- ------------- ------------ -------------

NET ASSETS AT END OF PERIOD                    $133,218,025   $105,508,601  $ 18,259,543  $ 18,918,709  $21,592,928  $ 19,070,261
                                               ============= ============== ============= ============= ============ =============

(a) Previously Known as Capital Growth


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                   STI Classic Variable Trust Sub-Accounts
                                               ----------------------------------------------------------------------------------

                                                      STI Mid-Cap                  STI Small Cap             STI Value
                                                        Equity                       Equity                 Income Stock
                                               --------------------------- ------------------------- ----------------------------

                                                  1999         1998          1999         1998          1999          1998
                                               ------------- ------------- ------------ ------------ -------------- -------------
FROM OPERATIONS
Net investment income (loss)                   $     75,785  $  1,922,529   $  (12,790) $    (9,581)  $  9,176,647  $  7,229,160
Net realized gains (losses)                         427,350       138,666     (686,576)    (185,121)       719,053     1,032,932
Change in unrealized gains (losses)               2,723,497      (610,704)      91,211   (1,254,137)   (15,010,333)   (2,112,253)
                                               ------------- ------------- ------------ ------------ -------------- -------------

Change in net assets resulting from operations    3,226,632     1,450,491     (608,155)  (1,448,839)    (5,114,633)    6,149,839
                                               ------------- ------------- ------------ ------------ -------------- -------------

FROM CAPITAL TRANSACTIONS
Deposits                                          1,453,587     7,141,699    1,042,643    6,248,051      9,542,762    25,036,026
Benefit payments                                   (272,459)      (78,213)    (173,961)      (4,221)    (1,193,475)     (599,971)
Payments on termination                          (1,819,424)   (1,149,699)    (658,337)    (203,035)    (6,806,043)   (4,353,450)
Contract maintenance charges                         (6,801)       (8,116)      (1,252)      (2,381)       (27,822)      (29,972)
Transfers among the sub-accouts
    and with the Fixed Account - net             (2,963,074)     (153,787)  (1,497,501)   1,592,443      6,290,059      (192,533)
                                               ------------- ------------- ------------ ------------ -------------- -------------

Change in net assets resulting
    from capital transactions                    (3,608,171)    5,751,884   (1,288,408)   7,630,857      7,805,481    19,860,100
                                               ------------- ------------- ------------ ------------ -------------- -------------

INCREASE (DECREASE) IN NET ASSETS                  (381,539)    7,202,375   (1,896,563)   6,182,018      2,690,848    26,009,939

NET ASSETS AT BEGINNING OF PERIOD                31,100,372    23,897,997    8,848,340    2,666,322     98,719,298    72,709,359
                                               ------------- ------------- ------------ ------------ -------------- -------------

NET ASSETS AT END OF PERIOD                    $ 30,718,833  $ 31,100,372  $ 6,951,777  $ 8,848,340  $ 101,410,146  $ 98,719,298
                                               ============= ============= ============ ============ ============== =============


    See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Oppenheimer
                                                        AIM Variable            Templeton Variable Product    Variable Account
                                                Insurance Fund Sub-Accounts      Series Fund Sub-Accounts     Funds Sub-Accounts
                                             ---------------------------------- ---------------------------- -------------------

                                                 Capital          High           Templeton       Templeton        Oppenheimer
                                               Appreciation       Yield            Bond            Stock      Multiple Strategies
                                              --------------  --------------    -----------  ---------------- -------------------

                                                1999 (b)          1999 (b)        1999 (b)          1999 (b)          1999 (b)
                                              --------------  --------------    -----------  ---------------- -------------------
FROM OPERATIONS
Net investment income (loss)                  $     215,040   $     143,485     $     (242)    $       7,764     $         4,163
Net realized gains (losses)                          18,185           6,912         (2,881)           10,908                 933
Change in unrealized gains (losses)               3,068,196         (54,844)       (11,763)          481,839             171,133
                                              --------------  --------------    -----------  ---------------- -------------------


Change in net assets resulting from operations    3,301,421          95,553        (14,886)          500,511             176,229
                                              --------------  --------------    -----------  ---------------- -------------------

FROM CAPITAL TRANSACTIONS
Deposits                                          3,318,156       1,032,178        335,376           774,673           1,512,033
Benefit payments                                          -          (1,128)             -                 -                   -
Payments on termination                            (261,261)       (201,543)        (6,321)          (78,990)            (89,049)
Contract maintenance charges                         (5,069)           (671)          (167)           (1,396)             (1,319)
Transfers among the sub-accounts
    and with the Fixed Account - net              9,107,371       1,157,897        205,366         3,170,597           2,489,985
                                              --------------  --------------    -----------  ---------------- -------------------

Change in net assets resulting
    from capital transactions                    12,159,197       1,986,733        534,254         3,864,884           3,911,650
                                              --------------  --------------    -----------  ---------------- -------------------

INCREASE (DECREASE) IN NET ASSETS                15,460,618       2,082,286        519,368         4,365,395           4,087,879

NET ASSETS AT BEGINNING OF PERIOD                         -               -              -                 -                   -
                                              --------------  --------------    -----------  ---------------- -------------------

NET ASSETS AT END OF PERIOD                    $ 15,460,618     $ 2,082,286      $ 519,368     $   4,365,395     $     4,087,879
                                              ==============  ==============    ===========  ================ ===================


(b) For the Period Beginning Janurary 14, 1999 and Ended December 31, 1999.


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------

                                                      Oppenheimer
                                                   Variable Account                Federated
                                                  Funds Sub-Accounts      Insurance Series Sub-Account
                                                  --------------------   -------------------------------

                                                      Oppenheimer               Federated Prime
                                                    Strategic Bond              Money Fund II
                                                  --------------------   -------------------------------

                                                            1999 (b)            1999            1998
                                                  --------------------   ---------------  --------------
FROM OPERATIONS
Net investment income (loss)                         $          5,020      $    255,832     $   237,933
Net realized gains (losses)                                        54                 -               -
Change in unrealized gains (losses)                            20,412                 -               -
                                                  --------------------   ---------------  --------------


Change in net assets resulting from operations                 25,486           255,832         237,933
                                                  --------------------   ---------------  --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                      631,371           920,563       5,468,055
Benefit payments                                               (1,117)          (11,009)       (119,466)
Payments on termination                                       (32,080)       (2,297,384)       (711,475)
Contract maintenance charges                                     (547)             (413)           (888)
Transfers among the sub-accouts
    and with the Fixed Account - net                        1,132,116         1,388,976      (2,788,014)
                                                  --------------------   ---------------  --------------

Change in net assets resulting
    from capital transactions                               1,729,743               733       1,848,212
                                                  --------------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS                           1,755,229           256,565       2,086,145

NET ASSETS AT BEGINNING OF PERIOD                                   -         8,384,543       6,298,398
                                                  --------------------   ---------------  --------------

NET ASSETS AT END OF PERIOD                               $ 1,755,229       $ 8,641,108     $ 8,384,543
                                                  ====================   ===============  ==============


(b) For the Period Beginning Janurary 14, 1999 and Ended December 31, 1999.


See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues the STI Classic Variable Annuity, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

    STI CLASSIC VARIABLE TRUST           TEMPLETON VARIABLE PRODUCTS SERIES FUND
       STI Capital Appreciation             Templeton Bond
       STI International Equity             Templeton Stock
       STI Investment Grade Bond
       STI Mid-Cap Equity                OPPENHEIMER VARIABLE ACCOUNT FUNDS
       STI Small Cap Equity                 Oppenheimer Multiple Strategies
       STI Value Income Stock               Oppenheimer Strategic Bond

    AIM VARIABLE INSURANCE FUND          FEDERATED INSURANCE SERIES
       Capital Appreciation                 Federated Prime Money Fund II
       High Yield


      Glenbrook Life provides insurance and administrative services to the Account for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                                            STI Classic Variable Annuity
                                                  ------------------------------------------------------------------------------

                                                                         Unit activity during 1999:
                                                                  ------------------------------------------------

                                                                                                                 Accumulated
                                                   Units Outstanding    Units     Units     Units Outstanding     Unit Value
                                                   December 31,1998    Issued    Redeemed   December 31, 1999  December 31, 1999
                                                  ------------------- ---------  ---------- -----------------  -----------------
Investments in the STI Classic Variable Trust
Sub-Accounts:
     STI Capital Appreciation                               3,048,172    641,759   (391,519)    3,298,412         $ 23.93
     STI International Equity                                 785,600    124,886   (229,230)      681,256           13.73
     STI Investment Grade Bond                                974,155    372,472   (349,738)      996,889           11.72
     STI Mid-Cap Equity                                     1,398,523    128,489   (290,344)    1,236,668           16.88
     STI Small Cap Equity                                     339,380    137,359   (146,555)      330,184            7.95
     STI Value Income Stock                                 3,867,770    562,969   (518,955)    3,911,784           16.22

Investments in the AIM Variable Insurance
Fund Sub-Accounts:
     Capital Appreciation                                           -    492,279    (24,143)      468,136           14.58
     High Yield                                                     -    104,704    (28,414)       76,290           10.89

Investments in the Templeton Variable Products
Series Fund Sub-Accounts:
     Templeton Bond                                                 -     33,590     (1,346)       32,244            9.26
     Templeton Stock                                                -    163,045    (15,499)      147,546           12.92

Investments in the Oppenheimer Variable Account
Funds Sub-Accounts:
     Oppenheimer Multiple Strategies                                -    194,224     (7,872)      186,352           11.14
     Oppenheimer Strategic Bond                                     -     74,997     (1,874)       73,123           10.25

Investments in the Federated Insurance Series
Sub-Account:
     Federated Prime Money Fund II                            483,734    380,457   (382,661)      481,530           11.54


Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                           STI Classic Variable Annuity with Enhanced Death Benefit
                                                  -------------------------------------------------------------------------------

                                                                           Unit activity during 1999:
                                                              ---------------------------------------------------

                                                                                                                  Accumulated
                                                   Units Outstanding     Units      Units    Units Outstanding     Unit Value
                                                   December 31,1998     Issued    Redeemed   December 31, 1999  December 31, 1999
                                                  ------------------- ---------- ----------- -----------------  -----------------
Investments in the STI Classic Variable Trust
Sub-Accounts:
     STI Capital Appreciation                               1,683,922   843,432   (252,965)    2,274,389        $ 23.87
     STI International Equity                                 694,787   146,114   (190,501)      650,400          13.69
     STI Investment Grade Bond                                604,179   499,325   (256,503)      847,001          11.69
     STI Mid-Cap Equity                                       671,132    99,801   (186,698)      584,235          16.84
     STI Small Cap Equity                                     706,858   154,147   (315,716)      545,289           7.93
     STI Value Income Stock                                 1,961,704   642,348   (258,144)    2,345,908          16.18

Investments in the AIM Variable Insurance
Fund Sub-Accounts:
     Capital Appreciation                                           -   614,069    (21,370)      592,699          14.57
     High Yield                                                     -   154,453    (39,340)      115,113          10.87

Investments in the Templeton Variable Products
Series Fund Sub-Accounts:
     Templeton Bond                                                 -    28,942     (5,054)       23,888           9.25
     Templeton Stock                                                -   198,266     (7,802)      190,464          12.91

Investments in the Oppenheimer Variable Account
Funds Sub-Accounts:
     Oppenheimer Multiple Strategies                                -   189,444     (8,673)      180,771          11.13
     Oppenheimer Strategic Bond                                     -   101,820     (3,609)       98,211          10.24

Investments in the Federated Insurance Series
Sub-Account:
     Federated Prime Money Fund II                            266,876   382,717   (381,554)      268,039          11.51


Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)  FINANCIAL STATEMENTS:

       The financial statements of Glenbrook Life and Annuity Company and the financial statements of Glenbrook Life and Annuity Company Variable Annuity Account are contained in Part B of this Registration Statement.

       (b)  EXHIBITS:

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account (Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996.)

(2)  Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996.)

(4) Form of Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form S-1 Registration Statement (File No. 33-91916) dated February 25, 1997.)

(5) Form of application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form S-1 Registration Statement (File No. 33-91916) dated February 25, 1997.)

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement with Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form S-1 Registration Statement (File No. 333-07275) dated June 28, 1996.)

(8)(a) Form of Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference in Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203), dated April 22, 1996.)

(8)(b) Schedule A to AIM Variable Insurance Funds Participation Agreement (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998.)

(8)(c) Form of Participation Agreement with Oppenheimer Variable Account Funds (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998.)

(8)(d) Form of Participation Agreement with Templeton Variable Products Series Fund (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998.)

(9)(a) Opinion and Consent of Counsel Re: Legality (Incorporated herein by reference to the initial filing of Registration's Form S-1 Registration Statement (File No. 033-91916 dated May 4, 1999)

(9)(b)  Opinion and Consent of Counsel Re: Legality (Arizona)

(10)(a)  Independent Auditors' Consent

(10)(b)  Consent of Freedman, Levy, Kroll and Simonds

(11)  Not applicable

(12)  Not applicable

(13)(a) Computation of Performance Quotations (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement, dated February 28, 1997.)

(13)(b) Computation of Adjusted Historical Total Return Performance Quotations (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 11, 1998.)

(13)(c)  Computation of Adjusted Historical Total Return Quotations.

(14)  Not Applicable

(99)     Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Sarah
R. Donahue, Brent H. Hamann, John R. Hunter, Timothy N. Vander Pas, G. Craig Whitehead, Kevin R. Slawin, and Samuel H. Pilch

25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY
         COMPANY

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                Director, President and Chief Operating
                                      Officer
Michael J. Velotta                  Director, Vice President, Secretary
                                      and General Counsel
Sarah R. Donahue                    Director and Assistant Vice President
Brent H. Hamann                     Director
John R. Hunter                      Director and Vice President
Kevin R. Slawin                     Director and Vice President
Timothy N. Vander Pas               Director and Assistant Vice President
G. Craig Whitehead                  Director and Assistant Vice President
Marla G. Friedman                   Vice President
Karen C. Gardner                    Vice President
Samuel H. Pilch                     Controller
Casey J. Sylla                      Chief Investment Officer
James P. Zils                       Treasurer
A. Sales Miller                     Assistant Vice President, Operations
Barry S. Paul                       Assistant Vice President and Assistant
                                      Treasurer
C. Nelson Strom                     Assistant Vice President and Corporate
                                      Actuary
Joanne M. Derrig                    Assistant Secretary, Assistant General
                                      Counsel and Chief Compliance Officer
Emma M. Kalaidjian                  Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Patricia W. Wilson                  Assistant Treasurer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28, 2000 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of April 18, 2000, there were 4,462 nonqualified contracts and 2,203 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.  PRINCIPAL UNDERWRITERS

       (a) Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

           Allstate Financial Advisors Separate Account I
           Allstate Life of New York Separate Account A
           Glenbrook Life and Annuity Company Separate Account A
           Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life Variable Life Separate Account A
           Glenbrook Life Multi-Manager Variable Account
           Glenbrook Life Scudder Variable Account A
           Glenbrook Life AIM Variable Life Separate Account A
           Lincoln Benefit Life Variable Annuity Account
           Lincoln Benefit Life Variable Account
           Charter National Variable Annuity Account
           Charter National Variable Account
           Intramerica Variable Annuity Account

       (b) The directors and principal officers of the principal underwriter are:

Name and Principal Business
Address* of Each Such Person   Positions and Offices with Underwriter
----------------------------   --------------------------------------
Thomas J. Wilson, II           Director
Kevin R. Slawin                Director
Michael J. Velotta             Director and Secretary
John R. Hunter                 Director, President and Chief Executive Officer
Janet H. Albers                Director, Vice President and Controller
Brent H. Hamann                Vice President
Andrea J. Schur                Vice President
Terry R. Young                 General Counsel and Assistant Secretary
James P. Zils                  Treasurer
Lisa A. Burnell                Assistant Vice President and Compliance Officer
Joanne M. Derrig               Assistant Secretary and Assistant General Counsel
Emma M. Kalaidjian             Assistant Secretary
Carol S. Watson                Assistant Secretary
Barry S. Paul                  Assistant Treasurer

* The principal business address of the above-named individuals is 3100 Sanders Road, Northbrook, Illinois.

(c) Compensation of ALFS, Inc.

None

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062

The Distributor, ALFS, Inc., is located at 3100
Sanders Road, Northbrook, Illinois 60062

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois on the 17th day of April, 2000.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)



                                               By:/s/ Michael J. Velotta
                                                  ----------------------
                                               Michael J. Velotta
                                               Vice President, Secretary
                                               and General Counsel



As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 17th day of April, 2000.


*/THOMAS J. WILSON, II              President, Chief Operating Officer
Thomas J. Wilson, II                and Director, (Principal Executive Officer)



/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director


*/JOHN R. HUNTER                    Vice President and Director
John R. Hunter


*/KEVIN R. SLAWIN                   Vice President and Director
Kevin R. Slawin                     (Principal Financial Officer)


*/SAMUEL H. PILCH                   Controller
Samuel H. Pilch                     (Principal Accounting Officer)


*/SARAH R. DONAHUE                  Assistant Vice President and Director
Sarah R. Donahue


*/TIMOTHY N. VANDER PAS             Assistant Vice President and Director
Timothy N. VanderPas


*/BRENT H. HAMANN                   Director
Brent H. Hamann


*/G. CRAIG WHITEHEAD                Assistant Vice President and Director
G. Craig Whitehead



*/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith

                                  EXHIBIT INDEX

Exhibit            Description


   9(b)            Opinion and Consent of Counsel Re: Legality (Arizona)

(10)(a)            Independent Auditors' Consent

(10)(b)            Consent of Freedman, Levy, Kroll and Simonds

(13)(c)            Computation of Adjusted Historical Total Return Quotations

(99)               Powers of Attorney for Thomas J. Wilson, II, Michael J.
                   Velotta, Sarah R. Donahue, Brent H. Hamann, John R. Hunter, Timothy N. Vander Pas, G. Craig Whitehead, Kevin R. Slawin, and Samuel H. Pilch